Mortgage Servicing Rights - Schedule of Activity in Servicing Asset Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Beginning balance	$ 0	$ 1	$ 4
Valuation allowance benefit	0	(1)	(3)
Ending balance	$ 0	$ 0	$ 1